UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850


       William Corson                 Boston, MA                   July 6, 2012
       --------------                 ----------                   ------------
       [Signature]                    [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.


Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                     102

Form 13F Information Table Value Total:                 US $586,971 (thousands)


List of Other Included Managers:  NONE

                             TITLE
                               OF       CUSIP      VALUE     SHARES OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS      NUMBER    (X$1000)   PRN AMOUNT   PRN  CALL  DISCRETION  MANAGER  SOLE     SHARED     NONE
ABBOTT LABS                   COM     002824100     9603      261,738     SH           SOLE              261,738
AFLAC CORP                    COM     001055102     9078      216,780     SH           SOLE              216,780
ALBERTSONS INC                COM     013104104     4576      115,659     SH           SOLE              115,659
ALLTEL                        COM     020039103     2825       40,135     SH           SOLE               40,135
AMERICAN HOME PRODS CORP      COM     026609107     1076       25,922     SH           SOLE               25,922
AMERICAN INTL GROUP INC       COM     026874107    12321      141,719     SH           SOLE              141,719
AMERITECH CORP                COM     030954101     5462       81,831     SH           SOLE               81,831
ANHEUSER BUSCH                COM     035229103      218        3,116     SH           SOLE                3,116
AT&T CORP                     COM     001957109      766       17,603     SH           SOLE               17,603
ATLANTIC RICHFIELD CO         COM     048825103      291        3,280     SH           SOLE                3,280
AUTO DATA PROCESSING          COM     053015103    11822      264,911     SH           SOLE              264,911
BANK OF AMERICA CORPORATIO    COM     060505104     7596      136,410     SH           SOLE              136,410
BANK OF NEW YORK              COM     064057102      301        9,000     SH           SOLE                9,000
BANK ONE CORP                 COM     06423A103      374       10,744     SH           SOLE               10,744
BAXTER INTL INC               COM     071813109    14176      235,280     SH           SOLE              235,280
BBT CORPORATION               COM     054937107      376       11,616     SH           SOLE               11,616
BELL ATLANTIC CORP            COM     077853109     6548       97,272     SH           SOLE               97,272
BELLSOUTH CORP                COM     079860102      554       12,316     SH           SOLE               12,316
BEMIS COMPANY                 COM     081437105     4012      118,440     SH           SOLE              118,440
BEST FOODS                    COM     08658U101     7896      162,600     SH           SOLE              162,600
BRISTOL MYERS SQUIBB          COM     110122108    16216      240,232     SH           SOLE              240,232
CENTURYTEL INC                COM     156686107     9729      239,486     SH           SOLE              239,486
CHESTER VALLEY BANCORP        COM     166335109      616       41,746     SH           SOLE               41,746
CHEVRON CORPORATION           COM     166751107     8999      101,392     SH           SOLE              101,392
CISCO SYSTEMS INC             COM     17275R102      817       11,915     SH           SOLE               11,915
CITIGROUP INC                 COM     172967101    14744      335,094     SH           SOLE              335,094
CLOROX CO DEL                 COM     189054109     2217       57,970     SH           SOLE               57,970
COLGATE PALMOLIVE             COM     194162103      201        4,400     SH           SOLE                4,400
COMPUTER ASSOC INTL INC       COM     204912109      385        6,300     SH           SOLE                6,300
CONOCO INC CLB B              COM     208251405      529       19,332     SH           SOLE               19,332
CONOCO INC-CL A               COM     208251306      771       27,793     SH           SOLE               27,793
DAYTON HUDSON CORP            COM     239753106    13916      231,695     SH           SOLE              231,695
DELL COMPUTER CORP            COM     247025109      350        8,365     SH           SOLE                8,365
DOVER CORPORATION             COM     260003108     7046      172,374     SH           SOLE              172,374
DU PONT E I DE NEMOURS        COM     263534109     5096       84,224     SH           SOLE               84,224
DUKE POWER CO                 COM     264399106     1166       21,155     SH           SOLE               21,155
ECOLAB INC                    COM     278865100     1599       46,850     SH           SOLE               46,850
ELECTRONIC DATA SYSTEMS CO    COM     285661104      355        6,712     SH           SOLE                6,712
EMC CORPORATION               COM     268648102      604        8,460     SH           SOLE                8,460
EMERSON ELEC                  COM     291011104    14707      232,754     SH           SOLE              232,754
EXXON CORP                    COM     302290101     3108       40,891     SH           SOLE               40,891
FEDERAL NATL MTG ASSN         COM     313586109    16482      262,923     SH           SOLE              262,923
FIRST AMERICAN CORPORATION    COM     318900107      270        6,210     SH           SOLE                6,210
FIRST TENNESEE NATL CORP      COM     337162101     3611      128,405     SH           SOLE              128,405
FIRST UNION CORP              COM     337358105     1173       32,923     SH           SOLE               32,923
GANNETT COMPANY               COM     364730101    15051      217,541     SH           SOLE              217,541
GENERAL ELEC CO               COM     369604103    17874      150,758     SH           SOLE              150,758
GENERAL MLS INC               COM     370334104     1353       16,680     SH           SOLE               16,680
GRAINGER (W.W.) INC           COM     384802104     3530       73,450     SH           SOLE               73,450
GTE CORP                      COM     362320103      609        7,918     SH           SOLE                7,918
HASBRO INC                    COM     418056107     8035      373,701     SH           SOLE              373,701
HEWLETT PACKARD CO            COM     428236103     9238      101,798     SH           SOLE              101,798
HOME DEPOT  INC.              COM     437076102    13064      190,369     SH           SOLE              190,369
HONEYWELL INC                 COM     438506107    10732       96,410     SH           SOLE               96,410
HOUSEHOLD INTERNATIONAL IN    COM     441815107     2127       53,000     SH           SOLE               53,000
ILLINOIS TOOL WORKS INC       COM     452308109     2128       28,540     SH           SOLE               28,540
INTEL CORP                    COM     458140100    11235      151,182     SH           SOLE              151,182
INTERNATIONAL BUSINESS MAC    COM     459200101     1490       12,316     SH           SOLE               12,316
INTERPUBLIC GROUP OF COMPA    COM     460690100    11831      287,673     SH           SOLE              287,673
JOHN WILEY & SONS             COM     968223206      251       16,000     SH           SOLE               16,000
JOHNSON & JOHNSON             COM     478160104    13046      141,998     SH           SOLE              141,998
JOHNSON CONTROLS              COM     478366107     2702       40,745     SH           SOLE               40,745
KIMBERLY CLARK CORP           COM     494368103     2688       50,956     SH           SOLE               50,956
LEGGETT & PLATT INC           COM     524660107     9945      505,158     SH           SOLE              505,158
LOWES COMPANIES               COM     548661107     6556      134,475     SH           SOLE              134,475
LUCENT TECHNOLOGIES INC       COM     549463107     1903       29,326     SH           SOLE               29,326
MASCO CORPORATION             COM     574599106    15578      502,524     SH           SOLE              502,524
MCDONALDS CORP                COM     580135101     6739      155,818     SH           SOLE              155,818
MCGRAW-HILL COMPANIES INC     COM     580645109    11321      234,028     SH           SOLE              234,028
MCI WORLDCOM INC              COM     98155K102      302        4,198     SH           SOLE                4,198
MEDTRONIC  INC                COM     585055106     3707      104,253     SH           SOLE              104,253
MERCK & CO INC                COM     589331107     6348       97,942     SH           SOLE               97,942
MICROSOFT CORP                COM     594918104      744        8,215     SH           SOLE                8,215
MINNESOTA MNG & MFG CO        COM     604059105     8062       83,925     SH           SOLE               83,925
MOBIL CORP                    COM     607059102    14074      139,688     SH           SOLE              139,688
MOLEX INC                     COM     608554101     1260       34,628     SH           SOLE               34,628
NABISCO HOLDINGS CORP CL A    COM     629526104      200        5,800     SH           SOLE                5,800
NUCOR CORPORATION             COM     670346105     4289       90,060     SH           SOLE               90,060
PENTAIR INC                   COM     709631105    12028      299,768     SH           SOLE              299,768
PEPSICO INC                   COM     713448108    12294      403,083     SH           SOLE              403,083
PFIZER INC                    COM     717081103     1549       43,165     SH           SOLE               43,165
PHILIP MORRIS COS INC         COM     718154107     3923      114,757     SH           SOLE              114,757
PITNEY-BOWES INC              COM     724479100    13683      224,544     SH           SOLE              224,544
PNC BANK                      COM     693475105      280        5,318     SH           SOLE                5,318
PROCTER & GAMBLE CO           COM     742718109     3441       36,707     SH           SOLE               36,707
QUESTAR CORP                  COM     748356102     3134      172,900     SH           SOLE              172,900
RELIASTAR FINANCIAL CORP      COM     75952U103     8705      261,794     SH           SOLE              261,794
ROYAL DUTCH ADR  NY REG GL    COM     780257804     6011      101,775     SH           SOLE              101,775
RPM INC-OHIO                  COM     749685103     1341      110,000     SH           SOLE              110,000
SBC COMMUNICATIONS INC        COM     78387G103     7292      142,796     SH           SOLE              142,796
SCHERING PLOUGH CORP          COM     806605101     3259       74,710     SH           SOLE               74,710
SIGMA-ALDRICH                 COM     826552101     3382      106,521     SH           SOLE              106,521
SUN MICROSYSTEMS  INC.        COM     866810104      469        5,045     SH           SOLE                5,045
SUNTRUST BKS INC              COM     867914103    13036      198,265     SH           SOLE              198,265
SYSCO CORPORATION             COM     871829107    15557      443,695     SH           SOLE              443,695
TYCO INTERNATIONAL LTD        COM     902124106      598        5,796     SH           SOLE                5,796
U.S. BANCORP                  COM     902973106      242        8,000     SH           SOLE                8,000
UNITED TECHNOLOGIES CORP      COM     913017109     1309       22,066     SH           SOLE               22,066
UNUMPROVIDENT CORP            COM     91529Y106     1052       35,750     SH           SOLE               35,750
WAL MART STORES INC           COM     931142103     9180      193,014     SH           SOLE              193,014
WARNER LAMBERT CO             COM     934488107    11975      180,416     SH           SOLE              180,416
WELLS FARGO COMPANY           COM     949746101    10641      268,541     SH           SOLE              268,541